INCOME TAXES - Summary of Components of Income Tax Expense (Benefit) As follows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current year	€ (3,404)	€ (2,186)	€ (294)
Other taxes	0	(431)	(5)
True up adjustments for taxes for prior years	(178)	22,040	7,163
Total current tax income	(3,582)	19,423	6,864
Deferred tax
True up adjustments for taxes for prior years	984	954	0
Relating to origination and reversal of temporary differences	(495)	(2,575)	65
Relating to changes in tax rates	(3,258)
Total deferred tax	(2,769)	(1,621)	65
Total tax income recognized in consolidated statement of profit or loss	€ (6,351)	€ 17,802	€ 6,929